Annual Fund Operating Expenses - PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund - PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	Nov. 01, 2021
Operating Expenses:
Management Fees	0.35%
Total Annual Fund Operating Expenses	0.35%